Schedule I - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information Of Registrant

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

RYERSON HOLDING CORPORATION

(Parent Company Only)

STATEMENTS OF OPERATIONS

(In millions)

	Year ended December 31,
	2013	2012	2011
Administrative and other expenses	$(0.9)	$(1.0)	$(0.1)
Other income and (expense), net	—	(15.6)	—
Interest and other expense on debt	—	(40.1)	(43.0)
Equity in income of subsidiaries	80.5	103.8	35.0

Income (loss) before income taxes	79.6	47.1	(8.1)
Benefit for income taxes	(47.7)	—	—

Net income (loss)	$127.3	$47.1	$(8.1)

See Notes to Condensed Financial Statements.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

RYERSON HOLDING CORPORATION

(Parent Company Only)

STATEMENTS OF COMPREHENSIVE INCOME

(In millions)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$127.3	$47.1	$(8.1)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(12.8)	4.3	(1.5)
Unrealized gain (loss) on available-for-sale investment	—	7.7	(9.8)
Changes in defined benefit pension and other post-retirement benefit plans	126.2	(51.5)	(66.7)

Other comprehensive loss	113.4	(39.5)	(78.0)
Total comprehensive income (loss), before tax	240.7	7.6	(86.1)
Income tax benefit related to items of other comprehensive income	49.5	(2.1)	(1.5)

Comprehensive income (loss), after tax	$191.2	$9.7	$(84.6)

See Notes to Condensed Financial Statements.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

RYERSON HOLDING CORPORATION

(Parent Company Only)

STATEMENTS OF CASH FLOWS

(In millions)

	Year ended December 31,
	2013	2012	2011
Operating Activities:
Net income (loss)	$127.3	$47.1	$(8.1)
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(80.5)	(103.8)	(35.0)
Deferred income taxes	(47.7)	—	—
Noncash interest expense related to debt discount amortization	—	39.0	41.5
Loss on retirement of debt	—	15.6	—
Decrease in receivables from subsidiaries	1.0	0.6	0.7
Decrease in other assets	—	1.0	0.9
Increase (decrease) in accrued liabilities	(0.1)	0.5	—

Net adjustments	(127.3)	(47.1)	8.1

Net cash provided by (used in) operating activities	—	—	—

Investing Activities:
Dividends received from subsidiaries	6.6	379.9	—

Net cash provided by investing activities	6.6	379.9	—

Financing activities:
Long term debt retired	—	(344.9)	—
Distributions made	—	(35.0)	—
Acquisition of treasury stock	(6.6)	—	—

Net cash used in financing activities	(6.6)	(379.9)	—

Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents—beginning of period	0.4	0.4	0.4

Cash and cash equivalents—end of period	$0.4	$0.4	$0.4

See Notes to Condensed Financial Statements.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

RYERSON HOLDING CORPORATION

(Parent Company Only)

BALANCE SHEETS

(In millions, except shares)

	At December 31,
	2013	2012
Assets
Current assets:
Cash and cash equivalents	$0.4	$0.4
Receivable from subsidiaries	10.4	11.4

Total current assets	10.8	11.8
Deferred income taxes	47.7	—

Total assets	$58.5	$11.8

Liabilities
Accrued liabilities	$0.4	$0.5

Total current liabilities	0.4	0.5
Dividends in excess of investment in subsidiaries	170.1	307.9

Total liabilities	170.5	308.4
Ryerson Holding Corporation Stockholders’ equity (deficit)
Common stock, $0.01 par value; 42,500,000 share authorized; 21,250,000 shares issued at 2013 and 2012	0.2	0.2
Capital in excess of par value	189.7	189.7
Accumulated deficit	(107.1)	(234.4)
Treasury stock at cost—Common stock of 212,500 shares in 2013 and none in 2012	(6.6)	—
Accumulated other comprehensive loss	(188.2)	(252.1)

Total Ryerson Holding Corporation stockholders’ equity (deficit)	(112.0)	(296.6)

Total liabilities and stockholders’ equity	$58.5	$11.8

See Notes to Condensed Financial Statements.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

RYERSON HOLDING CORPORATION

(Parent Company Only)

NOTES TO FINANCIAL STATEMENTS

(In millions)

Note 1: Basis of presentation

In the parent company only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. The Company’s share of net income of its unconsolidated subsidiaries is included in consolidated income using the equity method. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Note 2: Debt

As of November 1, 2012, all of the Ryerson Holding Notes were repurchased or redeemed and cancelled. During 2012 the Company recorded a $15.6 million loss on the repurchase and cancellation of debt related to the Ryerson Holding Notes within other income and (expense), net on the Statements of Operations.

Note 3: Guarantee

Ryerson Holding has guaranteed $35 million of loans made between three of its wholly-owned subsidiaries. These loans are payable on demand.

Note 4: Dividends from subsidiaries

Cash dividends paid to Ryerson Holding Corporation from the Company’s consolidated subsidiaries was $6.6 million and $379.9 million for the years ended December 31, 2013 and 2012, respectively. No cash dividends were paid for the year ended December 31, 2011.

Note 5: Subsequent events

On July 23, 2014, our Board of Directors approved a 4.25 for 1.00 stock split of the Company’s common stock to be effected prior to the closing of this offering. Per share and share amounts presented herein have been adjusted for all periods to give retroactive effect to the 4.25 for 1.00 stock split.